Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following table, or the Pay vs. Performance Table, is required by the
SEC
to be included in this Proxy Statement to (i) summarize compensation paid to our CEO, who is our principal executive officer, or PEO, as set forth in our Summary Compensation Table, compensation actually paid to our PEO calculated as prescribed by SEC rules, average compensation paid to our
Non-PEO
Named Executive Officers, or NEOs, as set forth in our Summary Compensation Table, and average compensation actually paid to our
Non-PEO
NEOs calculated as prescribed by SEC rules, each for the years 2022, 2021 and 2020; and (ii) provide total shareholder return values for the Company and its peer group for the period beginning January 1, 2020 through December 31, 2022 and the net income and Adjusted EBITDA of the Company for 2022, 2021 and 2020. On July 1, 2021, the Board of Directors of the Company elected and appointed Adam J. Greenlee as CEO of the Company, effective
September
1, 2021, succeeding Anthony J. Allott in such position. Mr. Allott was our CEO from March 2006 through August 2021. Therefore, information for each of Mr. Allott and Mr. Greenlee are included in the table and charts below during the time periods for which they served as our CEO.
For each of 2020, 2021 and 2022, the increase in the Compensation Actually Paid to the PEO and the
Non-PEO
NEOs over the Summary Compensation Table totals for the PEO and the
Non-PEO
NEOs was almost entirely due to the increase in the share price of the Company’s Common Stock in each of such years. For example, for 2022, the price per share of the Company’s Common Stock which was used to calculate equity compensation for columns (c) and (e) in the Pay vs. Performance Table below was the closing sales price of $51.84 on the last business day of 2022 (December 31, 2022), which reflects an increase of approximately 25% from the share price of $41.45 (the average of the high and low sales prices on the grant date of March 1, 2022) used to calculate equity compensation in the Summary Compensation Table, and an increase of approximately 21% from the closing sales price of $42.84 on December 31, 2021 used to calculate the increase in value of outstanding equity awards, which increase in value is included in the amounts in columns (c) and (e) in the Pay vs. Performance Table below, as compared to the Summary Compensation Table which does not include amounts for increases or decreases in values of outstanding equity awards.

							Value of Initial Fixed $100 Investment Based On:
(a)	(b)(1)	(b)(1)	(c)(1)(2)	(c)(1)(3)	(d)(4)	(e)(4)(5)	(f)(6)	(g)(7)	(h)(8)	(i)(9)
Year	Summary Compensation Table Total for First PEO (Allott)	Summary Compensation Table Total for Second PEO (Greenlee)	Compensation Actually Paid to First PEO (Allott)	Compensation Actually Paid to Second PEO (Greenlee)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Company Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Dollars in thousands)	Adjusted EBITDA (Dollars in thousands)

2022	N/A	$7,902,867	N/A	$9,811,477	$2,261,771	$3,052,252	$173.91	$110.49	$340,848	$964,034
2021	$6,242,894	$2,931,122	$8,314,969	$3,705,740	$1,660,604	$2,306,732	$141.75	$134.41	$359,081	$846,441
2020	$5,928,906	N/A	$8,400,607	N/A	$2,067,088	$2,487,955	$121.08	$121.14	$308,722	$766,836

(1)
The Company’s PEO for 2020 was Mr. Allott. On July 1, 2021, the Board of Directors of the Company elected and appointed Mr. Greenlee as Chief Executive Officer of the Company, effective September 1, 2021, succeeding Mr. Allott in such position. Therefore, in 2021 the first PEO of the Company was
Mr. Allott
and the second PEO of the Company was Mr. Greenlee. The Company’s PEO for 2022 was Mr. Greenlee.

(2)
To determine the compensation actually paid to Mr. Allott for 2021, Mr. Allott’s total compensation for 2021 in the Summary Compensation Table was reduced by $3,602,550 for equity awards and then $5,674,625 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Allott for 2020, Mr. Allott’s total compensation for 2020 in the Summary Compensation Table was reduced by $3,417,295 for equity awards and then $5,888,996 was added back for equity awards, including for equity awards granted in previous years.

(3)	To determine the compensation actually paid to Mr. Greenlee for 2022, Mr. Greenlee’s total compensation for 2022 in the Summary Compensation Table was reduced by $5,736,680 for equity awards and then

$7,645,290 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2021, Mr. Greenlee’s total compensation for 2021 in the Summary Compensation Table was reduced by $1,276,223 for equity awards and then $2,050,841 was added back for equity awards, including for equity awards granted in previous years.

(4)
The Company’s
Non-PEO
NEOs for 2022 and 2021 were Robert B. Lewis, Frank W. Hogan, III, Jay A. Martin and Thomas J. Snyder. The Company’s
Non-PEO
NEOs for 2020 were Adam J. Greenlee, Robert B. Lewis, Frank W. Hogan, III and Thomas J. Snyder.

(5)
To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2022, the Company’s
Non-PEO
NEOs’ average total compensation for 2022 in the Summary Compensation Table was reduced by $1,181,325 for equity awards and $0 for pension benefits and then $1,894,706 was added back for equity awards, including for equity awards granted in previous years, and $77,100 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2021, the Company’s
Non-PEO
NEOs’ average total compensation for 2021 in the Summary Compensation Table was reduced by $701,347 for equity awards and $51,257 for pension benefits and then $1,317,304 was added back for equity awards, including for equity awards granted in previous years, and $81,428 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2020, the Company’s
Non-PEO
NEOs’ average total compensation for 2020 in the Summary Compensation Table was reduced by $821,520 for equity awards and $386,444 for pension benefits and then $1,557,743 was added back for equity awards, including for equity awards granted in previous years, and $71,088 was added back for pension benefits.

(6)	The Company Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2020 and that all dividends are reinvested.

(7)
The Peer Group Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2020 and that all dividends are reinvested. The companies in the Peer Group Total Shareholder Return, or the Peer Group, consist of the companies that make up the Dow Jones US Containers & Packaging Index, which are: Amcor plc, AptarGroup Inc., Ardagh Metal Packaging SA, Avery Dennison Corporation, Ball Corporation, Berry Global Group Inc., Crown Holdings Inc., Graphic Packaging Holding Company, International Paper Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Sonoco Products Company and Westrock Company. The Dow Jones US Containers & Packaging Index is weighted on the basis of market capitalization.

(8)
Net income for the Company in 2022, 2021 and 2020 includes rationalization charges of $74.1 million, $15.0 million and $16.0 million, respectively. Net income for the Company in 2022 also includes a charge of $25.2 million for the settlement with the European Commission.

(9)
In the Company’s assessment, for the most recently completed fiscal year,
Adjusted EBITDA
represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance. Adjusted EBITDA is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions and the impact from any foreign currency devaluations, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The Company’s
Non-PEO
NEOs for 2022 and 2021 were Robert B. Lewis, Frank W. Hogan, III, Jay A. Martin and Thomas J. Snyder. The Company’s
Non-PEO
			NEOs for 2020 were Adam J. Greenlee, Robert B. Lewis, Frank W. Hogan, III and Thomas J. Snyder.
Peer Group Issuers, Footnote [Text Block]			The Peer Group Total Shareholder Return amounts assume an initial investment of $100 on January 1, 2020 and that all dividends are reinvested. The companies in the Peer Group Total Shareholder Return, or the Peer Group, consist of the companies that make up the Dow Jones US Containers & Packaging Index, which are: Amcor plc, AptarGroup Inc., Ardagh Metal Packaging SA, Avery Dennison Corporation, Ball Corporation, Berry Global Group Inc., Crown Holdings Inc., Graphic Packaging Holding Company, International Paper Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Sonoco Products Company and Westrock Company. The Dow Jones US Containers & Packaging Index is weighted on the basis of market capitalization.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
To determine the compensation actually paid to Mr. Allott for 2021, Mr. Allott’s total compensation for 2021 in the Summary Compensation Table was reduced by $3,602,550 for equity awards and then $5,674,625 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Allott for 2020, Mr. Allott’s total compensation for 2020 in the Summary Compensation Table was reduced by $3,417,295 for equity awards and then $5,888,996 was added back for equity awards, including for equity awards granted in previous years.

(3)	To determine the compensation actually paid to Mr. Greenlee for 2022, Mr. Greenlee’s total compensation for 2022 in the Summary Compensation Table was reduced by $5,736,680 for equity awards and then

$7,645,290 was added back for equity awards, including for equity awards granted in previous years. To determine the compensation actually paid to Mr. Greenlee for 2021, Mr. Greenlee’s total compensation for 2021 in the Summary Compensation Table was reduced by $1,276,223 for equity awards and then $2,050,841 was added back for equity awards, including for equity awards granted in previous years.

Non-PEO NEO Average Total Compensation Amount			$ 2,261,771	$ 1,660,604	$ 2,067,088
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,052,252	2,306,732	2,487,955
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2022, the Company’s
Non-PEO
NEOs’ average total compensation for 2022 in the Summary Compensation Table was reduced by $1,181,325 for equity awards and $0 for pension benefits and then $1,894,706 was added back for equity awards, including for equity awards granted in previous years, and $77,100 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2021, the Company’s
Non-PEO
NEOs’ average total compensation for 2021 in the Summary Compensation Table was reduced by $701,347 for equity awards and $51,257 for pension benefits and then $1,317,304 was added back for equity awards, including for equity awards granted in previous years, and $81,428 was added back for pension benefits. To determine the average compensation actually paid to the Company’s
Non-PEO
NEOs for 2020, the Company’s
Non-PEO
NEOs’ average total compensation for 2020 in the Summary Compensation Table was reduced by $821,520 for equity awards and $386,444 for pension benefits and then $1,557,743 was added back for equity awards, including for equity awards granted in previous years, and $71,088 was added back for pension benefits.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following table lists the three financial performance measures that represent the most important financial performance measures used by our Compensation Committee to link compensation actually paid to the Company’s NEOs to the
Company’s
performance for the year ended December 31, 2022:

Financial Performance Measures

Adjusted EBITDA(1)
Adjusted EBIT(2)
Adjusted Earnings Per Diluted Share(3)

(1)
Adjusted EBITDA for 2022 is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions and the impact from any foreign currency devaluations, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses.

(2)
Adjusted EBIT for 2022 is calculated from the Company’s audited financial statements as net income before interest and taxes and rationalization charges, the foreign currency impact from certain intercompany agreements, the impact from any foreign currency devaluations and costs attributed to announced acquisitions and subject to further adjustment as determined by the Compensation Committee for unusual gains, unusual losses and unusual business impacts and acquisitions and/or divestitures.

(3)
Adjusted Earnings Per Diluted Share for 2022 is calculated from the Company’s audited financial statements as net income per diluted share excluding rationalization charges, costs attributable to announced acquisitions, the purchase accounting write-up
of inventory, loss on early extinguishment of debt and charge for the European Commission settlement.

Total Shareholder Return Amount			$ 173.91	141.75	121.08
Peer Group Total Shareholder Return Amount			110.49	134.41	121.14
Net Income (Loss)			$ 340,848,000	$ 359,081,000	$ 308,722,000
Company Selected Measure Amount			964,034,000	846,441,000	766,836,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
In the Company’s assessment, for the most recently completed fiscal year,
Adjusted EBITDA
represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance. Adjusted EBITDA is calculated from the Company’s audited financial statements as net income before interest, taxes, depreciation and amortization and rationalization charges, acquisition termination fees (net of related costs), costs attributable to announced acquisitions and the impact from any foreign currency devaluations, and subject to further adjustment as determined by the Compensation Committee for acquisitions and/or divestitures and unusual gains and unusual losses.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Earnings Per Diluted Share
Mr. Allott [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 6,242,894	$ 5,928,906
PEO Actually Paid Compensation Amount				8,314,969	$ 8,400,607
PEO Name		Mr. Allott			Mr. Allott
Mr. Greenlee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 7,902,867	2,931,122
PEO Actually Paid Compensation Amount			$ 9,811,477	3,705,740
PEO Name	Mr. Greenlee		Mr. Greenlee
PEO [Member] | Mr. Allott [Member] | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,602,550)	$ (3,417,295)
PEO [Member] | Mr. Allott [Member] | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,674,625	5,888,996
PEO [Member] | Mr. Greenlee [Member] | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (5,736,680)	(1,276,223)
PEO [Member] | Mr. Greenlee [Member] | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,645,290	2,050,841
Non-PEO NEO [Member] | Reduce Equity Awards Granted in Current Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,181,325)	(701,347)	(821,520)
Non-PEO NEO [Member] | Added Including for Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,894,706	1,317,304	1,557,743
Non-PEO NEO [Member] | Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	51,257	386,444
Non-PEO NEO [Member] | Added back Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 77,100	$ 81,428	$ 71,088